Income Taxes (Details 4) - USD ($) $ in Millions	Apr. 30, 2018	Apr. 30, 2017
Deferred tax liabilities:
Intangible assets	$ 1,393.6	$ 2,248.0
Property, plant, and equipment	98.5	129.8
Other	14.2	16.5
Total deferred tax liabilities	1,506.3	2,394.3
Deferred tax assets:
Post-employment and other employee benefits	75.5	146.3
Tax credit and loss carryforwards	0.2	1.8
Intangible assets	18.8	25.4
Inventory	5.9	10.5
Property, plant, and equipment	6.4	3.1
Other	25.2	43.8
Total deferred tax assets	132.0	230.9
Valuation allowance	(2.9)	(3.6)
Total deferred tax assets, less allowance	129.1	227.3
Net deferred tax liability	$ 1,377.2	$ 2,167.0